Property, plant and equipment, intangible assets and goodwill, contract assets, right-of-use assets, investment properties and impairment loss - Summary of Depreciation on Straight-line Basis Over the Estimated Useful life of Assets (Detail)
12 Months Ended
Dec. 31, 2025
Buildings and improvements [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	2.00%
Buildings and improvements [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	18.00%
Machines, equipment and installations [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	3.00%
Machines, equipment and installations [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	33.00%
Furniture and utensils [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	10.00%
Furniture and utensils [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	15.00%
Locomotives [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	3.30%
Locomotives [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	8.00%
Freight cars [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	2.90%
Freight cars [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	6.00%
Permanent ways [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	3.00%
Permanent ways [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	4.00%
IT equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	20.00%
Other [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	10.00%
Other [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of depreciation	20.00%